American Beacon International Equity Fund

Supplement dated January 19, 2021 to the

Summary Prospectus, each dated February 28, 2020, as previously amended or supplemented

Effective January 1, 2021, Brian Cho of Causeway Capital Management LLC (“Causeway”) is added as a Portfolio Manager for the American Beacon International Equity Fund (the “Fund”). Accordingly, the following changes are made to the Prospectus and Summary Prospectus, as applicable:

I.	On page 6 of the Summary Prospectus, in the table under the heading “Fund Summary - American Beacon International Equity Fund - Portfolio Managers,” the information regarding Causeway is deleted and replaced with the following:

Causeway Capital Management LLC	Sarah H. Ketterer Chief Executive Officer Since 2001	Alessandro Valentini Director Since 2013

	Jonathan P. Eng Director Since 2006	Ellen Lee Director Since 2015

	Harry W. Hartford President Since 2001	Steven Nguyen Fundamental Portfolio Manager Since 2019

	Conor Muldoon Director Since 2010	Brian Cho Fundamental Portfolio Manager Since 2021

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